Summary of Interest Rate Swap Contracts (Parenthetical) (Detail) - Interest Rate Swap - Designated as Hedging Instrument	1 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Derivative [Line Items]
Derivative term	March 31, 2023
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Derivative term		May 30, 2031
Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Fixed interest rate on derivative contracts	(0.02%)	(0.02%)
Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.84%	3.84%